UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          8/5/2011


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0

Form 13F Information Table Entry Total:	    1,963,505


Form 13F Information Table Value Total:	    $110,129 (in thousands)


List of Other Included Managers:	    None.

                                             FORM 13F INFORMATION TABLE
                                             As of June 30, 2011




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      832     9991 SH       Sole                                       9991
AmBev (preferred)ADR           COM              20441W203      812    24075 SH       Sole                                      24075
American Movil ADR             COM              02364W105     1866    34632 SH       Sole                                      34632
Amgen Inc                      COM              031162100      679    11637 SH       Sole                                      11637
Apple Computer                 COM              037833100      501     1492 SH       Sole                                       1492
BHP Billiton Ltd.              COM              088606108      549     5800 SH       Sole                                       5800
Bank of New York Mellon        COM              064058100      949    37023 SH       Sole                                      37023
Becton Dickinson Co.           COM              075887109      814     9445 SH       Sole                                       9445
Berkshire Hathaway Inc Class A COM              084670108      348        3 SH       Sole                                          3
CNOOC ADR                      COM              126132109      833     3530 SH       Sole                                       3530
Canon Inc. (JPY) ADR           COM              138006309      519    10902 SH       Sole                                      10902
Check Point Software (ISR)     COM              M22465104      511     8995 SH       Sole                                       8995
China Life Insurance Co.       COM              16939P106     1165    22467 SH       Sole                                      22467
Church & Dwight                COM              171340102     1619    39928 SH       Sole                                      39928
Cisco Systems                  COM              17275R102      761    48761 SH       Sole                                      48761
CocaCola Femsa (Mex)           COM              191241108      991    10657 SH       Sole                                      10657
DJ Select Dividend Index       COM              464287168     3942    74494 SH       Sole                                      74494
Diageo PLC                     COM              25243Q205     1200    14655 SH       Sole                                      14655
EMC Corp Com                   COM              268648102      277    10050 SH       Sole                                      10050
Exxon Corp                     COM              30231G102      712     8743 SH       Sole                                       8743
FedEx Corp.                    COM              31428X106     1362    14360 SH       Sole                                      14360
Fifth Third Bancorp            COM              316773100      308    24178 SH       Sole                                      24178
General Electric               COM              369604103      763    40451 SH       Sole                                      40451
General Mills                  COM              370334104      337     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      501    10091 SH       Sole                                      10091
Hasbro Corp                    COM              418056107     1050    23910 SH       Sole                                      23910
Hershey Foods Corp             COM              427866108      804    14150 SH       Sole                                      14150
ICICI Bank (India)             COM              45104G104     1392    28226 SH       Sole                                      28226
ITT Corp                       COM              450911102     1102    18695 SH       Sole                                      18695
Intel                          COM              458140100      416    18756 SH       Sole                                      18756
International Business Machine COM              459200101      584     3404 SH       Sole                                       3404
Iron Mountain                  COM              462846106      734    21545 SH       Sole                                      21545
Johnson & Johnson              COM              478160104      412     6190 SH       Sole                                       6190
KLD Select Social Index Fund   COM              464288802      247     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      270     4876 SH       Sole                                       4876
Li & Fung HK (new shares)      COM              g5485f169      345   173500 SH       Sole                                     173500
Manpower                       COM              56418H100     1169    21798 SH       Sole                                      21798
McDonald's                     COM              580135101      709     8404 SH       Sole                                       8404
Merck & Co                     COM              58933y105      671    19010 SH       Sole                                      19010
Microsoft                      COM              594918104      850    32700 SH       Sole                                      32700
Mindray Medical Int'l          COM              602675100      526    18740 SH       Sole                                      18740
Minnesota Mining & MFG Co      COM              88579Y101      422     4451 SH       Sole                                       4451
Norfolk Southern               COM              655844108     1526    20367 SH       Sole                                      20367
Pao de Acucar (BZL)            COM              20440t201      212     4520 SH       Sole                                       4520
Petrobras (Brazil)             COM              71654V408      306     9030 SH       Sole                                       9030
Pfizer                         COM              717081103      284    13788 SH       Sole                                      13788
Proctor & Gamble               COM              742718109      491     7723 SH       Sole                                       7723
S&P Mid Cap 400 ETF            COM              464287507     1552    15889 SH       Sole                                      15889
S&P MidCap 400                 COM              78467Y107     9994    56319 SH       Sole                                      56319
S&P Spyders                    COM              78462F103    16469   124792 SH       Sole                                     124792
Schlumberger                   COM              806857108     1260    14582 SH       Sole                                      14582
Siemens ADR (Ger)              COM              826197501     1305     9490 SH       Sole                                       9490
Smith & Nephew (UK) ADR        COM              83175M205     1332    24590 SH       Sole                                      24590
Soc Quimica y Minera de Chile  COM              833635105     1359    20997 SH       Sole                                      20997
St Jude Medical                COM              790849103     1257    26365 SH       Sole                                      26365
Suncor Energy                  COM              867224107     1292    33032 SH       Sole                                      33032
Teva Pharmaceutical (ISR)      COM              881624209     1590    32980 SH       Sole                                      32980
Texas Instruments              COM              882508104     1443    43948 SH       Sole                                      43948
Total Market Viper             COM              922908769     8728   127600 SH       Sole                                     127600
US Bancorp                     COM              902973304      777    30455 SH       Sole                                      30455
Vanguard All-World ex-US ETF   COM              922042775     3091    62055 SH       Sole                                      62055
Vanguard Emerging Markets ETF  COM              922042858     4530    93170 SH       Sole                                      93170
Vina Concha Y Toro (CHL)       COM              927191106      565    10799 SH       Sole                                      10799
Wisdom Tree EMG Small Cap      COM              97717W281      407     7755 SH       Sole                                       7755
i Shares MSCI Emerging Markets COM              464287234     5090   106941 SH       Sole                                     106941
iShares MSCI EAFE Index        COM              464287465     5951    98945 SH       Sole                                      98945
iShares Russell 2000           COM              464287655     3533    42665 SH       Sole                                      42665
iShares Russell Microcap       COM              464288869      635    12400 SH       Sole                                      12400
iShares S&P 500 Growth Index   COM              464287309      296     4258 SH       Sole                                       4258
					  	   TOTAL:  $110,129  1,963,505